Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020 (excluding the nine months ended September 30, 2020)	$ 745
2020	3,045	$ 2,977
2021	3,113	3,045
2022	3,182	3,113
2023	197	3,182
2024		197
Lessee, Operating Lease, Liability, Due	$ 10,282	$ 12,514